STOCK-BASED COMPENSATION AND OTHER BENEFIT PLANS - Schedule of Recognized Stock-based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Cost of revenue:
Total stock-based compensation expense	$ 19,029	$ 12,188	$ 25,348
Income tax benefits related to stock-based compensation (before consideration of valuation allowances)	2,798	1,615	3,358
Total stock-based compensation, net of taxes	16,231	10,573	21,990
Cost of revenue: | Software
Cost of revenue:
Total stock-based compensation expense	25	(9)	229
Cost of revenue: | Software service
Cost of revenue:
Total stock-based compensation expense	1,553	1,071	1,078
Cost of revenue: | Professional service and other
Cost of revenue:
Total stock-based compensation expense	501	355	2,038
Research and development, net
Cost of revenue:
Total stock-based compensation expense	1,633	2,232	8,048
Selling, general and administrative
Cost of revenue:
Total stock-based compensation expense	$ 15,317	$ 8,539	$ 13,955